497(e)
                                                                       333-79379





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THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

SUPPLEMENT DATED AUGUST 15, 2003 TO THE MAY 1, 2003 PROSPECTUSES FOR:


Income Manager Accumulator(R)
Income Manager Rollover IRA
Equitable Accumulator(R)
 (IRA, NQ, QP)
Equitable Accumulator(R) Plus
Equitable Accumulator(R)
Equitable Accumulator(R) Select
Equitable Accumulator(R) Select II
Equitable Accumulator(R) Express
Equitable Accumulator(R) Advisor
Equitable Accumulator(R) Elite
Equitable Accumulator(R) Elite II

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This supplement modifies certain information in the above-referenced
Prospectuses, Supplements to Prospectuses and Statements of Additional Information dated May 1, 2003, as previously supplemented to date (together the "Prospectuses"). Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectuses. You should keep this supplement with your prospectus and any previous prospectus supplements. We will send you another copy of any prospectus or supplement, without charge, upon request.

A.   CHANGES TO VARIABLE INVESTMENT OPTIONS

     1. IN "CONTRACT FEATURES AND BENEFITS" UNDER "PORTFOLIOS OF THE TRUSTS," THE FOLLOWING IS ADDED AFTER THE FIRST PARAGRAPH:

        Certain EQ Advisors Trust portfolios available through variable investment options under your policy were the subject of a plan of reorganization pursuant to which all of the assets and liabilities of each affected portfolio were transferred to a newly created portfolio of the AXA Premier VIP Trust. The transactions were effective on or about August 15, 2003, pursuant to a shareholder vote. The affected portfolios are the AXA Premier VIP Aggressive Equity Portfolio (formerly EQ/Aggressive Stock), AXA Premier VIP High Yield Portfolio (formerly EQ/High Yield), and the AXA Moderate Allocation Portfolio (formerly EQ/Balanced). Information about these portfolios is set forth below. The names of the corresponding variable investment options have been changed to reflect the new portfolio names.

        The AXA Moderate Allocation Portfolio invests in shares of other portfolios of the EQ Advisors Trust and AXA Premier VIP Trust (the "underlying portfolios"). Therefore, the AXA Moderate Allocation Portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the underlying portfolios, and the investment return of the AXA Moderate Allocation Portfolio will be reduced by the underlying portfolios' expenses. The anticipated range of expenses expected to be incurred in connection with the AXA Moderate Allocation Portfolio's investments in underlying portfolios is set forth in the AXA Premier VIP Trust Prospectus.

     2. All references in the Prospectuses to the EQ/Aggressive Stock, EQ/High Yield and EQ/Balanced portfolios are changed to the AXA Premier VIP Aggressive Equity Portfolio, AXA Premier VIP High Yield Portfolio and the AXA Moderate Allocation Portfolio, respectively.

    3. In "Contract features and benefits" under "Portfolios of the Trusts," the following information (reflecting the changes described in (1) above) regarding the AXA Premier VIP Aggressive Equity (formerly EQ/Aggressive Stock), AXA Premier VIP High Yield (formerly EQ/High Yield) and AXA Moderate Allocation (formerly EQ/Balanced) portfolios replaces the information in the chart with respect to such portfolios. In addition, in the same section, the following information (reflecting Adviser changes) regarding the AXA Premier VIP Small/Mid Cap Growth and AXA Premier VIP International Equity portfolios replaces the information in the chart with respect to such portfolios.

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AXA Premier VIP
Trust/Portfolio Name            Objective                                              Adviser*
-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Aggressive      Seeks to achieve long-term capital growth of capital   o Alliance Capital Management L.P.
Equity (formerly                                                                       o MFS Investment Management
EQ/Aggressive Stock)                                                                   o Marsico Capital Management, LLC
                                                                                       o Provident Investment Counsel, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP High Yield      Seeks to achieve high total return through a           o Alliance Capital Management L.P.
(formerly EQ/HighYield)         combination of current income and capital              o Pacific Investment Management Company LLC
                                appreciation
-----------------------------------------------------------------------------------------------------------------------------------
AXA Moderate Allocation         Seeks long-term capital appreciation and current       o Equitable Life
(formerly EQ/Balanced)          income
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP
Trust/Portfolio Name            Objective                                              Adviser*
-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Small/Mid Cap   Long-term growth of capital                            o Alliance Capital Management L.P.
Growth                                                                                 o Provident Investment Counsel, Inc.
                                                                                       o Franklin Advisers, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP International   Long-term growth of capital                            o Alliance Capital Management L.P., through
Equity                                                                                   its Bernstein Investment Research and
                                                                                         Management Unit
                                                                                       o Bank of Ireland Asset Management
                                                                                         (U.S.) Limited
                                                                                       o Marsico Capital Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------

* Equitable Life serves as the investment manager for each portfolio. The Advisers indicated are those that make the investment decisions for each Portfolio.

B. IN "CONTRACT FEATURES AND BENEFITS" UNDER "PORTFOLIOS OF THE TRUSTS," THE FOLLOWING IS ADDED AS A FOOTNOTE TO THE ENTRY IN THE CHART REGARDING THE EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES OPTION, IN ORDER TO CLARIFY INFORMATION PREVIOUSLY PROVIDED REGARDING THE INVESTMENT OPTION:

   ** For purposes of calculating any applicable guaranteed minimum death benefit or guaranteed minimum income benefit that rolls-up at a specified rate, amounts allocated to the EQ/Alliance Intermediate Government Securities option will be credited with the same rate as amounts allocated to the EQ/Money Market option (generally 3% or 4%, depending upon your contract).




           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104
                                 (212) 554-1234


   COPYRIGHT 2003. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES.
                              ALL RIGHTS RESERVED.
        ACCUMULATOR(R) IS A REGISTERED SERVICEMARK OF THE EQUITABLE LIFE
                    ASSURANCE SOCIETY OF THE UNITED STATES.





















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